Document and Entity Information	Jun. 07, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Yellow Corporation (the “Company”) on June 7, 2021 with the U.S. Securities and Exchange Commission (the “Original Form 8-K”). This Amendment corrects certain operating metrics furnished in a press release attached to the Original Form 8-K regarding the percent change in 2021 from 2020 for less-than-truckload (“LTL”) Revenue per hundredweight and LTL Revenue per shipment for May and QTD. Except as provided herein, the disclosures made in the Original Form 8-K remain unchanged.
Document Period End Date	Jun. 07, 2021
Entity Registrant Name	Yellow Corporation
Entity Central Index Key	0000716006
Entity Emerging Growth Company	false
Entity File Number	0-12255
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	48-0948788
Entity Address, Address Line One	10990 Roe Avenue
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	696-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value pershare
Trading Symbol	YELL
Security Exchange Name	NASDAQ